Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (6,679)	$ (793)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation expense	5	6
Stock-based compensation	696	627
Amortization of right-of-use assets	350	251
Change in fair value of warrant liability	65	(28)
Changes in operating assets and liabilities:
Accounts receivable	774	(431)
Unbilled revenue	527	(681)
Prepaid expenses	(11)	415
Other current assets	(322)	(107)
Other assets		40
Accounts payable	(752)	1,587
Accrued expenses	(405)	(548)
Deferred revenue	509
Lease liabilities	(284)	(300)
Net cash (used in) provided by operating activities	(5,527)	38
Cash flows from financing activities:
Payments of deferred offering costs	(306)
Payments for notes payable	(175)	(583)
Net cash used in financing activities	(481)	(583)
Net decrease in cash and cash equivalents	(6,008)	(545)
Cash and cash equivalents, beginning of period	14,174	16,121
Cash and cash equivalents, end of period	8,166	15,576
Supplemental cash flow information:
Cash paid for interest	3	11
Noncash operating and financing activities disclosure:
Recognition of Right-of-use assets and related lease liabilities upon adoption of ASC 842		624
Recognition of Right-of-use assets and related lease liabilities upon lease amendment	483
Unpaid deferred offering costs	818
Broker receivable for stock option exercises	$ 6